U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

March 6, 2007

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:          Professionally Managed Portfolios (the “Trust”)
                File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Portfolio 21 - Institutional Class, (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated March 1, 2007, and filed electronically as Post-Effective Amendment No. 281 to the Funds’ Registration Statement on Form N-1A on February 28, 2007.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5348.

Sincerely,

/s/ Angela L. Pingel

Angela L. Pingel
For US Bancorp Fund Services, LLC